Trade and Other Receivables - Schedule of Age of Financial Assets Past Due but not Impaired (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	$ 355,168	$ 368,251
Financial Assets Past Due but not Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	84,741	114,916
Financial Assets Past Due but not Impaired | Not more than three months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	44,687	40,249
Financial Assets Past Due but not Impaired | More than three months but not more than six months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	15,948	21,102
Financial Assets Past Due but not Impaired | More than six months but not more than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	15,310	15,813
Financial Assets Past Due but not Impaired | More than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	$ 8,796	$ 37,752